UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 14.1%
United States Treasury Obligations: 76.8%
$1,750,000	United States Treasury Bill 0.02%, 04/27/11	$1,749,938
900,000	United States Treasury Bill 0.05%, 07/07/11	899,769

		2,649,707
Number of Shares

Money Market Fund: 0.4%
78,554	AIM Treasury Portfolio - Institutional Class	78,554

Total Short-Term Investments: 14.5% (Cost: $2,728,261)		2,728,261
Other assets less liabilities: 85.5%		16,028,254

NET ASSETS: 100.0%		$18,756,515

Total Return Swap Contracts - As of March 31, 2011, the Cayman Commodity Index Fund had outstanding swap contracts with the following terms:

Counterparty	Referenced Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$18,490,000	0.60%	04/27/11	$271,615

Summary of Investments by Sector (unaudited)	% of Investments	Value

Government	97.1%	$2,649,707

Money Market Fund	2.9	78,554

	100.0%	$2,728,261

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short-Term Investments:

United States Treasury Obligations	$2,649,707	$—	$—	$2,649,707

Money Market Fund	78,554	—	—	78,554

Total	$2,728,261	$—	$—	$2,728,261

Total Return Swap Contracts	$—	$271,615	$—	$271,615

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.5%
Brazil: 9.6%
259,000	BR Malls Participacoes S.A.	$2,669,874
63,900	Cia Hering S.A.	1,166,728
140,000	Diagnosticos da America S.A.	1,792,178
49,000	Itau Unibanco Holding S.A. (ADR)	1,178,450
138,000	Localiza Rent a Car S.A.	2,199,345
33,000	Marisa Lojas S.A.	512,792
50,000	Petroleo Brasileiro S.A. (ADR)	2,021,500
126,000	Rossi Residencial S.A.	1,058,843

		12,599,710

Canada: 1.4%
8,500	First Quantum Minerals Ltd.	1,099,608
25,000	Pacific Rubiales Energy Corp.	693,656

		1,793,264

China / Hong Kong: 16.9%
3,550,000	Bank of China Ltd. #	1,974,109
520,000	Brilliance China Automotive Holdings Ltd. *	521,154
800,000	China Hongqiao Group Ltd. *	778,551
2,260,000	China Minsheng Banking Corp. Ltd. #	2,077,561
1,960,000	China Qinfa Group Ltd. * #	1,126,090
305,000	China Yurun Food Group Ltd. #	1,022,198
1,145,000	Dah Chong Hong Holdings Ltd. #	1,285,094
2,092,000	EVA Precision Industrial Holdings Ltd. #	1,527,305
38,900	Home Inns & Hotels Management, Inc. (ADR) *	1,539,273
510,000	Jiangxi Copper Co. Ltd. (Class H) #	1,698,776
1,167,727	Noble Group Ltd. (SGD) #	1,980,496
5,480,000	PCD Stores Ltd. #	1,498,498
540,000	Ports Design Ltd. #	1,244,691
1,679,831	Qin Jia Yuan Media Services Co. Ltd. #	276,195
3,420,000	Renhe Commercial Holdings Co. Ltd. #	637,473
6,192,000	REXLot Holdings Ltd. #	684,972
80,500	Tencent Holdings Ltd. #	1,960,418
420,000	Xinyi Glass Holdings Ltd. #	436,338

		22,269,192

Georgia: 1.2%
79,483	Bank of Georgia (GDR) *	1,577,738

Guernsey: 0.8%
973,949	Raven Russia Ltd. (GBP)	1,011,659

India: 9.5%
167,000	Crompton Greaves Ltd. #	1,021,897
965,000	Gujarat NRE Coke Ltd. #	1,070,013
45,000	Gujarat NRE Coke Ltd.	30,356
607,900	Hirco Plc (GBP) *	396,172
527,000	IVRCL Infrastructures & Projects Ltd. #	965,144
119,000	Mahindra & Mahindra Ltd. #	1,871,009
410,000	Mundra Port & Special Economic Zone Ltd. #	1,256,060
115,000	Pantaloon Retail India Ltd. #	827,036
352,000	Rolta India Ltd. #	1,097,458
110,885	Shriram Transport Finance Co. Ltd. #	1,977,986
421,000	Sintex Industries Ltd. #	1,435,442
504,000	SREI Infrastructure Finance Ltd. #	500,923

		12,449,496

Indonesia: 1.3%
3,620,000	Borneo Lumbung Energi & Metal Tbk PT *	685,960
2,600,000	Bumi Resources Tbk PT #	997,752

		1,683,712

Israel: 0.2%
68,000	Queenco Leisure International Ltd. (GDR) * § 144A	289,497

Kazakhstan: 1.9%
80,385	Chagala Group Ltd. (GDR) * §	289,386
108,000	Eurasian Natural Resources Corp. (GBP) #	1,620,954
165,000	Kazakhstan Kagazy Plc (GDR) * §	28,050

EMERGING MARKETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

197,400	Kazakhstan Kagazy Plc (GDR) * § 144A	33,558
41,300	Zhaikmunai LP (GDR) *	507,434

		2,479,382

Luxembourg: 0.9%
500,000	L’Occitane International S.A. (HKD) * #	1,233,806

Malaysia: 1.1%
1,445,000	AirAsia Bhd * #	1,281,379
166,700	CB Industrial Product Holding Bhd #	226,638

		1,508,017

Mexico: 1.3%
396,000	Banco Compartamos S.A. de C.V. *	713,465
413,800	Genomma Lab Internacional, S.A. de C.V. *	935,833

		1,649,298

Mongolia: 0.6%
650,000	Mongolian Mining Corp. (HKD) * #	829,680

Panama: 0.6%
14,700	Copa Holdings S.A. (Class A) (USD)	776,160

Philippines: 1.0%
1,800,000	Alliance Global Group, Inc. #	494,438
745,000	International Container Terminal Services, Inc. #	715,590
5,720,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) * #	139,705

		1,349,733

Russia: 9.0%
140,000	Bank St Petersburg OJSC (USD)	726,153
80,000	Gazprom OAO (ADR) #	2,589,663
114,000	Globaltrans Investment Plc (GDR)	2,093,820
36,000	Lukoil (ADR)	2,577,475
825,000	Sberbank RF (USD) #	3,094,654
17,000	X5 Retail Group N.V. (GDR) * #	726,957

		11,808,722

Singapore: 1.3%
1,065,000	CSE Global Ltd. #	1,064,509
320,000	Olam International Ltd. #	710,520

		1,775,029

South Africa: 4.0%
40,000	African Rainbow Minerals Ltd. #	1,317,414
30,000	Impala Platinum Holdings Ltd. #	866,793
107,000	Imperial Holdings Ltd. #	1,803,588
23,000	Naspers Ltd. #	1,237,209

		5,225,004

South Korea: 12.1%
106,000	Daegu Bank Ltd. #	1,739,065
51,000	Hynix Semiconductor, Inc. #	1,450,762
14,250	Hyundai Department Store Co. Ltd. #	1,843,455
6,200	Hyundai Mobis Co. Ltd. #	1,848,527
23,000	Kia Motors Corp. #	1,445,387
4,610	Lotte Shopping Co. #	1,887,497
28,200	Samsung Card Co. #	1,425,617
4,700	Samsung Electronics Co. Ltd. #	3,985,438
1,400	Shinsegae Co. Ltd. #	333,091

		15,958,839

Switzerland: 1.0%
11,000	Dufry Group * #	1,267,224

Taiwan: 7.3%
930,000	Advanced Semiconductor Engineering, Inc. #	1,006,537
333,000	China Ecotek Corp. #	615,053
370,000	Chroma ATE, Inc. #	1,194,888
40,000	HTC Corp. #	1,562,393
230,000	Lumax International Corp. Ltd. #	453,337
446,000	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,119,338
705,000	Taiwan Semiconductor Manufacturing Co Ltd. #	1,689,367
1,420,000	Uni-President Enterprises Corp. #	1,944,707

		9,585,620

EMERGING MARKETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Thailand: 4.4%
990,000	BEC World PCL #	1,103,165
360,000	Big C Supercenter PCL #	944,116
730,000	CP All PCL	965,449
2,400,000	LPN Development PCL #	842,652
1,465,000	Tisco Financial Group PCL #	1,888,858

		5,744,240

Turkey: 1.0%
50,000	Koza Altin Isletmeleri A.S.	654,615
537,976	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #	718,096

		1,372,711

United Arab Emirates: 0.7%
204,750	First Gulf Bank PJSC #	891,675

United Kingdom: 1.8%
48,000	African Minerals Ltd. *	385,393
1,075,000	Bellzone Mining Plc * #	1,116,390
168,900	International Personal Finance Plc #	871,236

		2,373,019

United States: 0.5%
17,000	First Cash Financial Services, Inc. *	656,200

Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD) *	135,000

Total Common Stocks (Cost: $101,173,257)		120,293,627

PREFERRED STOCKS: 2.5%
Brazil: 2.5%
36,500	Anhanguera Educacional Participacoes S.A.	884,415
81,988	Vale S.A.	2,381,828

Total Preferred Stocks (Cost: $857,715)		3,266,243

MONEY MARKET FUND: 5.2% (Cost: $6,771,364)
6,771,364	AIM Treasury Portfolio - Institutional Class	6,771,364

Total Investments: 99.2% (Cost: $108,802,336)		130,331,234
Other assets less liabilities: 0.8%		1,087,160

NET ASSETS: 100.0%		$131,418,394

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $87,592,302 which represents 66.7% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $640,491 which represents 0.5% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $323,055, or 0.2% of net assets.

Restricted securities held by the Fund as of March 31, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Kazakhstan Kagazy Plc (GDR) 144A	07/19/2007	197,400	$987,000	$33,558	0.0%
Queenco Leisure International Ltd. (GDR) 144A	07/03/2007	68,000	1,297,605	289,497	0.2

			$2,284,605	$323,055	0.2%

EMERGING MARKETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	10.6%	$13,793,980

Communications	4.7	6,139,380

Consumer, Cyclical	18.5	24,129,859

Consumer, Non-cyclical	10.3	13,421,609

Diversified	5.3	6,999,058

Energy	8.7	11,317,529

Financial	21.7	28,246,964

Industrial	7.1	9,217,420

Technology	7.9	10,294,071

Money Market Fund	5.2	6,771,364

	100.0%	$130,331,234

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$12,599,710	$—	$—	$12,599,710

Canada	1,793,264	—	—	1,793,264

China / Hong Kong	2,838,978	19,430,214	—	22,269,192

Georgia	1,577,738	—	—	1,577,738

Guernsey	1,011,659	—	—	1,011,659

India	426,528	12,022,968	—	12,449,496

Indonesia	685,960	997,752	—	1,683,712

Israel	289,497	—	—	289,497

Kazakhstan	858,428	1,620,954	—	2,479,382

Luxembourg	—	1,233,806	—	1,233,806

Malaysia	—	1,508,017	—	1,508,017

Mexico	1,649,298	—	—	1,649,298

Mongolia	—	829,680	—	829,680

Panama	776,160	—	—	776,160

Philippines	—	1,349,733	—	1,349,733

Russia	5,397,448	6,411,274	—	11,808,722

Singapore	—	1,775,029	—	1,775,029

South Africa	—	5,225,004	—	5,225,004

South Korea	—	15,958,839	—	15,958,839

Switzerland	—	1,267,224	—	1,267,224

Taiwan	—	9,585,620	—	9,585,620

Thailand	965,449	4,778,791	—	5,744,240

Turkey	654,615	718,096	—	1,372,711

United Arab Emirates	—	891,675	—	891,675

United Kingdom	385,393	1,987,626	—	2,373,019

United States	656,200	—	—	656,200

Zimbabwe	135,000	—	—	135,000

Preferred Stocks:

Brazil	3,266,243	—	—	3,266,243

Money Market Fund	6,771,364	—	—	6,771,364

Total	$42,738,932	$87,592,302	$—	$130,331,234

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.2%
Brazil: 2.1%
707,700	Brazilian Resources, Inc. (CAD) * #	$78,033
1,296,900	Petroleo Brasileiro S.A. (ADR)	52,433,667
1,897,300	Vale S.A. (ADR)	63,274,955

		115,786,655

Canada: 14.2%
1,135,300	Agnico-Eagle Mines Ltd. (USD)	75,327,155
608,200	First Quantum Minerals Ltd.	78,680,190
1,726,400	Goldcorp, Inc. (USD)	85,974,720
5,229,200	IAMGOLD Corp. (USD)	115,146,984
2,952,724	Kinross Gold Corp.	46,537,001
2,853,800	Kinross Gold Corp. (USD)	44,947,350
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	508,745
5,887,300	Osisko Mining Corp. *	84,772,262
2,960,100	Pacific Rubiales Energy Corp.	82,131,707
1,639,900	Potash Corp. of Saskatchewan, Inc. (USD)	96,639,307
1,008,600	Teck Cominco Ltd. (USD)	53,475,972

		764,141,393

China / Hong Kong: 1.1%
16,113,900	Yanzhou Coal Mining Co. Ltd. #	58,424,974

Kuwait: 0.2%
14,368,991	Kuwait Energy Co. K.S.C.C. * # § ø	8,471,831

Norway: 1.6%
2,378,600	SeaDrill Ltd. #	85,996,103

Switzerland: 2.9%
6,918,700	Weatherford International Ltd. (USD) *	156,362,620

United Kingdom: 8.1%
12,564,700	Afren Plc * #	32,844,567
435,000	African Minerals Ltd. * ø	3,492,622
2,264,300	African Minerals Ltd. *	18,180,103
1,015,800	Antofagasta Plc #	22,143,332
2,433,700	BHP Billiton Plc #	96,353,189
2,554,300	Heritage Oil Ltd. *	11,641,298
697,026	Randgold Resources Ltd. (ADR) *	56,835,500
1,080,028	Vedanta Resources Plc #	41,163,852
6,605,800	Xstrata Plc #	154,123,641

		436,778,104

United States: 63.0%
2,671,000	Alpha Natural Resources, Inc. *	158,577,270
2,377,400	Anadarko Petroleum Corp.	194,756,608
573,700	Apache Corp.	75,108,804
1,021,200	Berry Petroleum Co.	51,519,540
3,625,200	Brigham Exploration Co. *	134,784,936
2,249,000	Cabot Oil & Gas Corp.	119,129,530
2,566,500	Cameron International Corp. *	146,547,150
1,081,600	Cimarex Energy Co.	124,643,584
952,350	Concho Resources, Inc. *	102,187,155
2,315,400	Consol Energy, Inc.	124,174,902
251,400	Cummins, Inc.	27,558,468
1,360,600	Diamond Offshore Drilling, Inc.	105,718,620
1,078,800	Dril-Quip, Inc. *	85,257,564
4,628,100	Far East Energy Corp. *	2,152,066
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	209,164
3,754,935	General Maritime Corp.	7,697,617
520,400	Green Plains Renewable Energy, Inc. *	6,255,208
3,689,300	Halliburton Co.	183,874,712
1,435,100	Holly Corp.	87,196,676
98,900	Jacobs Engineering Group, Inc. *	5,086,427
1,583,000	Key Energy Services, Inc. *	24,615,650
4,550,300	Louisiana-Pacific Corp. *	47,778,150
1,378,300	Massey Energy Co.	94,220,588
939,500	Murphy Oil Corp.	68,978,090
2,481,275	Newfield Exploration Co. *	188,601,713

GLOBAL HARD ASSETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

1,977,600	Newmont Mining Corp.	107,937,408
814,600	Noble Energy, Inc.	78,731,090
1,215,700	Occidental Petroleum Corp.	127,028,493
5,469,200	Petrohawk Energy Corp. *	134,214,168
1,611,200	Pioneer Natural Resources Co.	164,213,504
2,624,800	QEP Resources, Inc.	106,409,392
2,103,800	Schlumberger Ltd.	196,200,388
2,489,400	Steel Dynamics, Inc.	46,726,038
1,356,100	Terex Corp. *	50,229,944
497,300	Walter Energy, Inc.	67,349,339
1,628,400	Western Refining, Inc. *	27,601,380
1,616,100	Whiting Petroleum Corp. *	118,702,545

		3,391,973,881

Total Common Stocks (Cost: $3,512,677,469)		5,017,935,561

EXCHANGE TRADED FUND: 1.5% (Cost: $72,350,608)
589,800	SPDR Gold Trust *	82,489,428

MONEY MARKET FUND: 5.0% (Cost: $267,189,857)
267,189,857	AIM Treasury Portfolio - Institutional Class	267,189,857

Total Investments: 99.7% (Cost: $3,852,217,934)		5,367,614,846
Other assets less liabilities: 0.3%		17,796,520

NET ASSETS: 100.0%		$5,385,411,366

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $499,808,686 which represents 9.3% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $8,680,995 which represents 0.2% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $11,964,453, or 0.3% of net assets.

Restricted securities held by the Fund as of March 31, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$3,492,622	0.1%
Kuwait Energy Co. K.S.C.C.	08/06/2008	14,368,991	10,862,672	8,471,831	0.2

			$13,696,350	$11,964,453	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	5.8%	$312,799,020

Capital Goods	0.9	50,229,944

Energy	67.0	3,595,042,246

Industrial	0.6	32,644,895

Industrial Metals	9.6	514,338,939

Paper and Forest	0.9	47,778,150

Precious Metals	8.7	465,102,367

Money Market Fund	5.0	267,189,857

Exchange Traded Fund	1.5	82,489,428

	100.0%	$5,367,614,846

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

GLOBAL HARD ASSETS FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$115,708,622	$—	$78,033	$115,786,655

Canada	764,141,393	—	—	764,141,393

China / Hong Kong	—	58,424,974	—	58,424,974

Kuwait	—	—	8,471,831	8,471,831

Norway	—	85,996,103	—	85,996,103

Switzerland	156,362,620	—	—	156,362,620

United Kingdom	90,149,523	346,628,581	—	436,778,104

United States	3,391,764,717	209,164	—	3,391,973,881

Exchange Traded Fund	82,489,428	—	—	82,489,428

Money Market Fund	267,189,857	—	—	267,189,857

Total	$4,867,806,160	$491,258,822	$8,549,864	$5,367,614,846

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during March 31, 2011:

Balance as of 12/31/10	$8,086,674

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	463,190

Net purchases (sales)	—

Transfers in and/or out of level 3	—

Balance as of 3/31/11	$8,549,864

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 96.3%
Australia: 6.4%
5,084,210	Catalpa Resources Ltd. * #	$9,295,283
6,361,118	Gryphon Minerals Ltd. * #	13,209,002
1,775,725	Newcrest Mining Ltd. #	73,149,882
5,721,260	Perseus Mining Ltd. * #	18,291,613

		113,945,780

Canada: 71.4%
310,440	Agnico-Eagle Mines Ltd.	20,637,295
1,278,333	Agnico-Eagle Mines Ltd. (USD)	84,817,395
800,000	Alamos Gold, Inc.	12,658,071
1,510,000	Amarillo Gold Corp. *	2,336,256
3,000,000	Andina Minerals, Inc. *	4,455,905
1,440,000	Argonaut Gold, Inc. * ø	7,025,477
2,531,875	Argonaut Gold, Inc. *	12,352,521
720,000	Argonaut Gold, Inc. Warrants (CAD 4.50, expiring 12/29/12) * § ø	1,121,403
3,050,000	Aurizon Mines Ltd. *	21,455,389
390,000	Aurizon Mines Ltd. (USD) *	2,741,700
1,122,000	Barrick Gold Corp. (USD)	58,243,020
948,000	Bear Creek Mining Corp. * ø	9,924,910
1,999,000	Bear Creek Mining Corp. *	20,928,159
650,000	Canaco Resources, Inc. *	3,439,402
412,500	Corvus Gold, Inc. *	323,363
560,000	Eastmain Resources, Inc. *	906,859
1,839,000	Eastmain Resources, Inc. * ø	2,978,061
1,330,146	Eldorado Gold Corp.	21,691,194
382,000	Eldorado Gold Corp. (USD)	6,211,320
2,563,900	European Goldfields Ltd. *	32,369,403
1,625,000	Fortuna Silver Mines, Inc. *	8,883,445
6,700,000	Gold Bullion Development Corp. *	3,006,189
159,030	Gold Wheaton Corp. Warrants (CAD 10.00, expiring 07/08/13) * § ø	32,807
915,194	Goldcorp, Inc.	45,632,262
1,857,897	Goldcorp, Inc. (USD)	92,523,271
17,500	Goldcorp, Inc. Warrants (CAD 45.75, expiring 06/09/11) *	67,690
300,000	Great Basin Gold Ltd. * ø	792,000
4,145,000	Great Basin Gold Ltd. *	10,902,269
1,950,000	Great Basin Gold Ltd. (USD) *	5,148,000
2,421,000	Guyana Goldfields, Inc. *	23,523,280
802,800	IAMGOLD Corp.	17,695,550
3,407,200	IAMGOLD Corp. (USD)	75,026,544
1,650,000	International Tower Hill Mines Ltd. *	16,559,567
2,131,000	Keegan Resources, Inc. *	18,573,440
6,095,027	Kinross Gold Corp.	96,061,900
222,350	Kinross Gold Corp. ø	3,504,392
973,338	Kinross Gold Corp. (USD)	15,330,073
156,618	Kinross Gold Corp. Warrants (CAD 32.00, expiring 09/03/13) *	231,010
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	985,983
2,040,000	Mansfield Minerals, Inc. * ø	5,470,861
1,020,000	Mansfield Minerals, Inc. Warrants (CAD 1.80, expiring 05/08/12) * # § ø	946,880
1,031,500	Minco Silver Corp. *	6,117,715
855,170	New Gold, Inc. *	10,064,456
1,026,170	New Gold, Inc. (USD) * ø	12,016,451
4,312,630	New Gold, Inc. (USD) *	50,500,897
1,130,850	New Gold, Inc. Warrants (CAD 15.00, expiring 04/03/12) * § ø	87,482
770,000	Northgate Minerals Corp. *	2,096,751
666,666	Northgate Minerals Corp. * ø	1,815,367
7,585,000	Northgate Minerals Corp. (USD) *	20,479,500
3,356,875	Orezone Gold Corp. *	16,446,783
3,596,900	Osisko Mining Corp. *	51,792,392
1,093,333	Osisko Mining Corp. * 144A	15,743,098
602,124	Pan American Silver Corp.	22,364,606
747,000	Pan American Silver Corp. (USD)	27,736,110
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * #	1,082,058
764,500	Premier Gold Mines Ltd. *	5,669,680
675,700	Queenston Mining, Inc. *	4,460,526
1,470,000	Rainy River Resources Ltd. *	16,072,202

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

149,000	Richfield Ventures Corp. *	1,152,656
3,600,000	Romarco Minerals, Inc. *	8,243,424
2,400,000	Rubicon Minerals Corp. *	12,427,024
1,500,000	Sabina Gold & Silver Corp. *	9,035,585
5,684,000	San Gold Corp. *	15,008,809
2,251,375	Silver Wheaton Corp. (USD)	97,654,362
18,611	Silver Wheaton Corp. Warrants (CAD 20.00, expiring 09/05/13) *	460,622
3,035,000	Silvercorp Metals, Inc.	44,171,068
7,231,000	Torex Gold Resources, Inc. *	13,574,440
1,274,500	Trelawney Mining and Exploration, Inc. *	6,310,057
3,635,000	Volta Resources, Inc. *	7,348,736
1,188,981	Yamana Gold, Inc.	14,692,101
180,597	Yamana Gold, Inc. (USD)	2,223,149

		1,264,362,623

Mexico: 1.0%
724,000	Fresnillo Plc (GBP) #	17,896,533

South Africa: 3.0%
1,122,000	AngloGold Ashanti Ltd. (ADR)	53,799,900

United Kingdom: 6.5%
3,252,000	African Barrick Gold Ltd. #	28,242,920
1,600,000	Lydian International Ltd. (CAD) *	3,597,731
1,015,000	Randgold Resources Ltd. (ADR) *	82,763,100

		114,603,751

United States: 8.0%
652,000	Allied Nevada Gold Corp. *	23,132,960
2,470,250	Capital Gold Corp. *	15,883,707
912,000	Newmont Mining Corp.	49,776,960
432,100	Royal Gold, Inc.	22,642,040
1,500,000	Tahoe Resources, Inc. (CAD) *	30,324,910

		141,760,577

Total Common Stocks (Cost: $802,457,157)		1,706,369,164

MONEY MARKET FUND: 3.7%
(Cost: $65,180,540)
65,180,540	AIM Treasury Portfolio - Institutional Class	65,180,540

Total Investments: 100.0% (Cost: $867,637,697)		1,771,549,704
Other assets less liabilities: 0.0%		275,235

NET ASSETS: 100.0%		$1,771,824,939

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $162,114,171 which represents 9.1% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $2,188,572 which represents 0.1% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $15,743,098, or 0.9% of net assets.

ø	Restricted security - the aggregate value of restricted securities is $45,716,091, or 2.7% of net assets.

Restricted securities held by the Fund as of March 31, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Argonaut Gold, Inc.	11/13/2009	1,440,000	$4,090,715	$7,025,477	0.4%
Argonaut Gold, Inc. Warrants	11/13/2009	720,000	—	1,121,403	0.1
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	9,924,910	0.6
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	2,978,061	0.2
Gold Wheaton Corp. Warrants	06/19/2008	159,030	—	32,807	0.0
Great Basin Gold Ltd.	05/28/2002	300,000	293,351	792,000	0.0
Kinross Gold Corp.	10/22/2007	222,350	983,691	3,504,392	0.2
Mansfield Minerals, Inc.	05/04/2010	2,040,000	2,422,563	5,470,861	0.3
Mansfield Minerals, Inc. Warrants	05/28/2010	1,020,000	605,641	946,880	0.1
New Gold, Inc.	06/28/2007	1,026,170	2,350,456	12,016,451	0.7
New Gold, Inc. Warrants	03/09/2007	1,130,850	—	87,482	0.0
Northgate Minerals Corp.	08/15/2005	666,666	781,921	1,815,367	0.1

			$16,897,126	$45,716,091	2.7%

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diversified Minerals	1.8%	$32,053,767

Gold Mining	75.8	1,343,198,388

Metal - Diversified	0.7	11,507,581

Precious Metals	3.5	62,389,840

Silver Mining	14.5	257,219,588

Money Market Fund	3.7	65,180,540

	100.0%	$1,771,549,704

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$113,945,780	$—	$113,945,780

Canada	1,262,333,685	2,028,938	—	1,264,362,623

Mexico	—	17,896,533	—	17,896,533

South Africa	53,799,900	—	—	53,799,900

United Kingdom	86,360,831	28,242,920	—	114,603,751

United States	141,760,577	—	—	141,760,577

Money Market Fund	65,180,540	—	—	65,180,540

Total	$1,609,435,533	$162,114,171	$—	$1,771,549,704

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 19.6%
Basic Materials: 1.9%
12,240	Eurasian Natural Resources Corp. (GBP) #	$183,708
8,173	Nucor Corp.	376,121
23,109	Steel Dynamics, Inc.	433,756

		993,585

Communications: 3.0%
107,068	Alcatel-Lucent (ADR) *	622,065
5,553	Equinix, Inc. *	505,878
6,154	Finisar Corp. *	151,388
519	Google, Inc. *	304,243

		1,583,574

Consumer, Cyclical: 0.7%
5,804	First Cash Financial Services, Inc. *	224,034
4,146	Starbucks Corp.	153,195

		377,229

Consumer, Non-cyclical: 0.6%
2,413	Express Scripts, Inc. *	134,187
7,322	Quanta Services, Inc. *	164,232

		298,419

Diversified: 1.2%
13,110	Imperial Holdings Ltd. #	220,982
119,420	Noble Group Ltd. (SGD) #	202,540
15,000	Swire Pacific Ltd. (HKD) #	219,694

		643,216

Energy: 3.9%
2,716	Lukoil (ADR)	194,456
7,354	National Oilwell Varco, Inc.	582,952
5,747	Schlumberger Ltd.	535,965
17,602	Superior Energy Services, Inc. *	721,682

		2,035,055

Financial: 1.6%
411,750	Bank of China Ltd. (HKD) #	228,969
20,800	BR Malls Participacoes S.A.	214,415
186,734	Raven Russia Ltd. (GBP)	193,964
150,083	Tisco Financial Group PCL (THB) #	193,505

		830,853

Industrial: 4.9%
2,648	Atlas Air Worldwide Holdings, Inc. *	184,619
5,725	Danaher Corp.	297,128
9,415	EMCOR Group, Inc. *	291,583
16,788	FEI Co. *	566,091
11,736	Globaltrans Investment Plc (GDR)	215,553
5,465	JB Hunt Transport Services, Inc.	248,220
2,652	Martin Marietta Materials, Inc.	237,805
9,426	Roadrunner Transportation Systems Inc. *	141,390
4,374	Roper Industries, Inc.	378,176

		2,560,565

Technology: 1.8%
28,329	Atmel Corp. *	386,124
3,812	NXP Semiconductor NV *	114,227
14,268	O2Micro International Ltd. (ADR) *	108,437
16,680	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	203,162
2,064	Veeco Instruments, Inc. *	104,934

		916,884

Total Common Stocks (Cost: $8,255,682) (a)		10,239,380

Principal
Amount

CORPORATE BONDS: 4.2%
$250,000	First Data Corp. 10.55%, 09/24/15	260,313
200,000	Grohe Holding GmbH 5.17%, 09/15/17	285,211
350,000	Intelsat Jackson Holdings SA 11.25%, 06/15/16	374,938

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

100,000	Ltd Brands, Inc. 6.63%, 04/01/11	102,750
125,000	Musketeer GmbH 9.50%, 03/15/21	184,679
250,000	Ono Finance II PLC 11.13%, 07/15/19	378,215
225,000	Seagate HDD Cayman 7.75%, 12/15/18	234,000
400,000	UPCB Finance III Ltd. 6.63%, 07/01/20	394,000

Total Corporate Bonds (Cost: $2,073,835)		2,214,106

GOVERNMENT BOND: 0.4% (Cost: $228,373)
225,000	U.S. Treasury Note 3.63%, 02/15/21	228,234

STRUCTURED NOTES: 5.3%
2,138,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities, 09/24/12 § (b)	2,239,769
500,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities, 02/08/13 (b)	505,000

Total Structured Notes (Cost: $2,640,124) (a)		2,744,769

Number
of Shares

CLOSED-END FUND: 0.5% (Cost: $246,422) (a)
18,350	Cohen & Steers Closed-End Opportunity Fund, Inc.	247,725

EXCHANGE TRADED FUNDS: 3.8%
9,700	iShares MSCI EAFE Small Cap Index Fund	420,398
25,940	iShares MSCI Japan Index Fund	267,441
14,330	Market Vectors India Small-Cap Index ETF ‡ *	240,887
19,670	WisdomTree Emerging Markets SmallCap Dividend Fund	1,052,935

Total Exchange Traded Funds (Cost: $1,784,919) (a)		1,981,661

OPEN-END FUNDS: 54.3%
46,741	AC Statistical Value Market Neutral 12 Vol Fund * #	6,495,655
283,437	AQR Diversified Arbitrage Fund	3,194,331
506,729	Highland Long/Short Equity Fund	5,710,831
1,504	Luxcellence - Virtuoso Fund * #	1,426,813
192,450	Marketfield Fund	2,634,641
569,565	TFS Market Neutral Fund	8,828,257

Total Open-End Funds (Cost: $27,746,140)		28,290,528

MONEY MARKET FUND: 16.6% (Cost: $8,627,653)
8,627,653	AIM Treasury Portfolio - Institutional Class	8,627,653

Total Investments: 104.7% (Cost: $51,603,148)		54,574,056
Liabilities in excess of other assets: (4.7)%		(2,468,849)

NET ASSETS: 100.0%		$52,105,207

SECURITIES SOLD SHORT: (15.2)%
COMMON STOCKS: (11.5)%
Basic Materials: (0.2)%
(5,230)	RPM International, Inc.	(124,108)

Communications: (0.3)%
(6,821)	Ciena Corp. *	(177,073)

Consumer, Cyclical: (3.9)%
(6,921)	BJ’s Restaurants, Inc. *	(272,203)
(4,159)	Bob Evans Farms, Inc.	(135,583)
(617)	Chipotle Mexican Grill, Inc. *	(168,052)
(8,603)	Cintas Corp.	(260,413)
(6,838)	Fastenal Co.	(443,308)
(4,777)	O’Reilly Automotive, Inc. *	(274,486)
(4,982)	PACCAR, Inc.	(260,808)
(5,732)	Thor Industries, Inc.	(191,277)

		(2,006,130)

Consumer, Non-cyclical: (1.8)%
(8,150)	DENTSPLY International, Inc.	(301,469)
(5,671)	Laboratory Corp. of America Holdings *	(522,469)
(5,237)	Safeway, Inc.	(123,279)

		(947,217)

Financial: (1.6)%
(24,884)	Allied Irish Banks PLC (ADR) *	(59,722)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

(18,940)	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	(227,280)
(19,100)	Banco Santander S.A. (ADR)	(223,852)
(3,700)	Deutsche Bank AG	(218,559)
(42,560)	The Governor & Co. of the Bank of Ireland (ADR)	(74,480)

		(803,893)

Industrial: (2.9)%
(2,470)	Caterpillar, Inc.	(275,035)
(2,763)	Precision Castparts Corp.	(406,658)
(6,480)	The Boeing Co.	(479,066)
(6,335)	Thermo Fisher Scientific, Inc. *	(351,909)

		(1,512,668)

Technology: (0.8)%
(5,122)	ASML Holding N.V. *	(227,929)
(4,101)	Cavium Networks, Inc. *	(184,258)

		(412,187)

Total Common Stocks (Proceeds: $(5,656,494))		(5,983,276)

Principal
Amount

CORPORATE BONDS: (0.9)%
$(250,000)	Best Buy Co., Inc. 5.50%, 03/15/21	(245,766)
(200,000)	Cirsa Funding Luxembourg SA 8.75%, 05/15/18	(290,171)
(250,000)	Realogy Corp. 7.88%, 02/15/19	(249,375)

Total Corporate Bonds (Proceeds: $(788,313))		(785,312)

Number
of Shares

EXCHANGE TRADED FUNDS: (2.8)%
(9,702)	Direxion Daily Emerging Markets Bull 3X Shares	(401,081)
(8,000)	SPDR Trust, Series 1	(1,060,720)

Total Exchange Traded Funds (Proceeds: $(1,272,178))		(1,461,801)

Total Securities Sold Short (Proceeds: $(7,716,985))		$(8,230,389)

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $12,996,959.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,171,866 which represents 17.6% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $2,239,769 which represents 4.3% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2011 is set forth below:

Affiliates	Value 12/31/10	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 03/31/11

Market Vectors Gold Miners ETF	$106,589	$—	$97,834	$1,928	$—	$—
Market Vectors India Small-Cap Index ETF	—	239,437	—	—	—	240,887
Market Vectors Junior Gold Miners ETF	112,809	—	103,506	15,780	—	—
Market Vectors Russia ETF	462,312	—	474,369	73,652	—	—

	$681,710	$239,437	$675,709	$91,360	$—	$240,887

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Long Positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$809,877	$183,708	$—	$993,585
Communications	1,583,574	—	—	1,583,574
Consumer, Cyclical	377,229	—	—	377,229
Consumer, Non-cyclical	298,419	—	—	298,419
Diversified	—	643,216	—	643,216
Energy	2,035,055	—	—	2,035,055
Financial	408,379	422,474	—	830,853
Industrial	2,560,565	—	—	2,560,565
Technology	916,884	—	—	916,884
Corporate Bonds	—	2,214,106	—	2,214,106
Government Bond	—	228,234	—	228,234
Structured Notes	—	2,744,769	—	2,744,769
Closed-End Fund	247,725	—	—	247,725
Exchange Traded Funds	1,981,661	—	—	1,981,661
Open-End Funds	20,368,060	7,922,468	—	28,290,528
Money Market Fund	8,627,653	—	—	8,627,653

Total	$40,215,081	$14,358,975	$—	$54,574,056

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short Positions
Common Stocks *	$(5,983,276)	$—	$—	$(5,983,276)
Corporate Bonds	—	(785,312)	—	(785,312)
Exchange Traded Funds	(1,461,801)	—	—	(1,461,801)

Total	$(7,445,077)	$(785,312)	$—	$(8,230,389)

* See Schedule of Investments for security type and industry breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$2,160
Realized gain (loss)	9,990
Change in unrealized appreciation (depreciation)	(2,160)
Net purchases (sales)	(9,990)
Transfers in and/or out of level 3	—

Balance as of 3/31/11	$—

See Notes to Schedules of Investments

Van Eck Funds
Notes to Schedules of Investments
March 31, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) investments are valued at their closing net asset value each business day and are categorized as level 1 in the fair value hierarchy. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss and are categorized as level 2 in the fair value hierarchy (as described below). Futures are valued using the closing price reported at the close of the respective exchange and are categorized as level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes – As of March 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CM Commodity Index Fund	$2,728,261	$—	$—	$—

Emerging Markets Fund	110,734,709	27,827,802	(8,231,277)	19,596,525

Global Hard Assets Fund	3,913,268,717	1,541,868,961	(87,522,832)	1,454,346,129

International Investors Gold Fund	1,060,353,970	911,650,219	(200,454,486)	711,195,733

Multi-Manager Alternatives Fund	52,826,375	3,117,049	(1,369,368)	1,747,681

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By	/s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date:	May 26, 2011

By	/s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date:	May 26, 2011